Trade payables and other current liabilities	12 Months Ended
Dec. 31, 2017
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Trade payables and other current liabilities

Note 21: Trade payables and other current liabilities

(€‘000)	As of December 31,
	2017	2016
Total trade payables	4,800	8,098
Other current liabilities
Social security	306	294
Payroll accruals and taxes	947	1,206
Other current liabilities	1,029	8

Total other current liabilities	2,282	1,508

Trade payables (composed of supplier’s invoices and accruals for supplier’s invoices not yet received at closing) are non-interest bearing and are normally settled on a 45-day terms.

Other current liabilities are non-interest bearing and have an average term of six months. Fair value equals approximately the carrying amount of the trade payables and other current liabilities.

The Other current liabilities include the short-term debts to employees and social welfare and tax agencies.

No discounting was performed to the extent that the amounts do not present payments terms longer than one year at the end of each fiscal year presented.